Transactions with Related Parties and Subsidiaries	12 Months Ended
Dec. 31, 2024
Parent [member]
Disclosure transactions with related parties and subsidiaries [line items]
Transactions with related parties and Subsidiaries
3.
TRANSACTIONS WITH RELATED PARTIES AND SUBSIDIARIES

VHL entered into loan agreement to borrow up to $25.0 million from one of its subsidiaries and in turn, VHL entered into loan agreement to lend up to $25.0 million to one of its subsidiaries. Each of the loans are interest bearing at 5% and mature in 2025. As of both December 31, 2024 and 2023, $14.2 million of each $25.0 million had been drawn. As VHL is the ultimate parent of both subsidiaries, these loans and related interest are eliminated in the consolidated financial statements.

For the years ended December 31, 2024, 2023 and 2022, management service revenue from subsidiaries was $8.7 million, $8.6 million and $10.6 million respectively, which is eliminated in the consolidated financial statements.

Receivables from subsidiaries and payables to subsidiaries are eliminated in the consolidated financial statements.